SAFE Notes	12 Months Ended
Dec. 31, 2025
SAFE Notes
SAFE Notes

Note 5: SAFE Notes

During the years ended December 31, 2025 and 2024, the Company issued SAFE Notes in exchange for aggregate amounts of $2,893,800 and $8,190,000, respectively. For the year ended December 31, 2025, the Company received total cash proceeds of $2,993,800, consisting of $2,893,800 of cash from the issuance of SAFE Notes during the period and $100,000 of cash received from the subscription of a SAFE Note. For the year ended December 31, 2024, the Company received total cash proceeds of $8,590,000, with $8,190,000 cash from the issuance of SAFE Notes during the period and $400,000 of cash received from the subscription of a SAFE Note. As of December 31, 2024, the estimated fair value of the SAFE Notes totaled $10,783,385.

Prior to completion of the Merger, each SAFE Note holder gave consent to convert into shares of the Company’s common stock at the valuation cap reflected in each SAFE Note. In connection with the Merger, all SAFE Notes converted into 19,601,182 shares of the Company’s common stock, and the Company recorded a loss from the change in fair value on the date of conversion of approximately $39,834,049 (see Note 6).